Shareholder Report, Average Annual Return (Details) LMA4500_ClearBridge Emerging Markets Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	87 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	15.39%	2.23%	3.20%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	16.39%	2.23%	3.20%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	16.45%	10.26%	7.26%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	17.32%	7.02%	5.75%